Note from a shareholder (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of notes from shareholder current
	December 31, 2023	December 31, 2024	December 31, 2024
	S$’000	S$’000	US$’000

Current
Note from a shareholder	2,850	-	-

Schedule of notes from shareholder

The note from a shareholder as of December 31, 2023 are set out below. The note has been fully repaid in March 2024.

Note	Currency	Period	Interest rate per annum	Guarantees	Other security	Carrying amount (S$’000)	Carrying amount (S$’000)
Unsecured fixed rate note	SGD	12-month	12%	Nil	-	2,000	1,516
Unsecured fixed rate note	SGD	6-month	-	Nil	-	850	644